Summary of Significant Accounting Policies - Accounts Receivable, Allowance for Credit Loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Balance at beginning of period	$ 2,970	$ 2,970	$ 176
Adjustments and provision for estimated credit losses	(371)	0	2,794
Balance at end of period	$ 2,599	$ 2,970	$ 2,970